UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments

Senior Floating-Rate Interests — 120.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.0%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	8,534	$8,430,622
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	5,002	5,005,421
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	756	755,625
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	944	943,758
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	1,303	1,042,084
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	40,830	40,026,170
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	2,268	2,269,124
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	58,039	57,204,840
Term Loan, 3.75%, Maturing June 4, 2021	16,160	15,933,946

		$131,611,590

Automotive — 4.8%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	11,175	$11,133,018
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	39,317	39,071,377
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	29,212	29,090,032
Term Loan, 3.25%, Maturing December 31, 2018	39,392	39,084,270
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	6,683	6,624,772
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	9,477	9,483,298
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	39,002	38,812,660
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	39,075	39,221,531
INA Beteiligungsgesellschaft GmbH
Term Loan, Maturing May 15, 2020(2)	9,325	9,231,750
MPG Holdco I Inc.
Term Loan, 4.50%, Maturing October 20, 2021	25,025	25,001,552
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020	6,895	6,851,440

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	8,354	$8,291,407
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	15,298	15,131,785
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	24,755	24,673,891
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	9,022	8,932,151

		$310,634,934

Beverage and Tobacco — 0.1%
Flavors Holdings Inc.
Term Loan, 6.75%, Maturing April 3, 2020	7,425	$7,183,688
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	2,000	1,930,000

		$9,113,688

Brokerage / Securities Dealers / Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	4,199	$4,188,495

		$4,188,495

Building and Development — 1.6%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	11,791	$11,541,744
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	3,536	3,522,297
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	5,519	5,491,654
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	14,750	14,606,453
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	11,443	11,295,899
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	13,992	13,869,757
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	2,500	2,521,875
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	12,777	12,597,565
Realogy Corporation
Term Loan, 2.20%, Maturing October 10, 2016	140	136,776
Term Loan, 3.75%, Maturing March 5, 2020	25,305	25,070,449
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	4,530	4,537,527

21	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,451	$2,459,499

			$107,651,495

Business Equipment and Services — 11.3%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021		31,900	$31,933,112
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		12,747	11,472,608
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		4,303	4,283,653
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		11,604	11,278,038
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		14,072	13,837,106
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		2,733	2,690,529
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		13,194	12,998,644
Ceridian LLC
Term Loan, 4.12%, Maturing May 9, 2017		5,429	5,430,790
Term Loan, 4.50%, Maturing September 15, 2020		5,662	5,623,515
ClientLogic Corporation
Term Loan, 7.48%, Maturing January 30, 2017		3,293	3,194,059
Term Loan, 7.76%, Maturing January 30, 2017	GBP	3,341	5,023,272
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		9,900	9,906,190
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		1,862	1,860,055
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		18,734	18,320,218
Education Management LLC
Revolving Loan, 4.16%, Maturing June 1, 2015(4)		7,500	4,125,000
Term Loan, 5.25%, Maturing June 1, 2016(14)		11,453	5,210,938
Term Loan, 9.25%, Maturing March 29, 2018(14)		14,109	6,419,764
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		43,103	43,103,192
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		23,910	23,735,572
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		11,165	11,145,069
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		7,365	7,382,911

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Garda World Security Corporation
Term Loan, 3.98%, Maturing November 6, 2020	CAD	5,890	$5,115,414
Term Loan, 4.00%, Maturing November 6, 2020		2,756	2,696,951
Term Loan, 4.00%, Maturing November 6, 2020		10,772	10,542,628
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.75%, Maturing February 7, 2020	EUR	985	1,236,667
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		11,088	11,060,269
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		10,419	10,414,336
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		22,398	22,132,383
Term Loan, 3.75%, Maturing March 17, 2021	EUR	16,176	20,210,752
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		13,335	13,318,572
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	12,494	15,589,926
Term Loan - Second Lien, 7.25%, Maturing May 15, 2022		8,050	7,949,375
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		17,655	17,505,852
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		40,851	40,728,230
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		13,354	13,732,367
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		3,858	3,853,853
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		17,743	16,056,962
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		17,178	17,140,371
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019		4,425	4,279,342
Nuance Communications, Inc.
Term Loan, 2.91%, Maturing August 7, 2019		4,938	4,857,266
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		5,350	5,336,625
Quintiles Transnational Corporation
Term Loan, 3.75%, Maturing June 8, 2018		52,879	52,482,252
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		10,838	10,749,755
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		1,750	1,750,000
Sensus USA Inc.
Term Loan, 4.50%, Maturing May 9, 2017		3,861	3,764,811

22	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	23,600	$23,417,879
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017	6,285	6,267,604
Term Loan, 4.00%, Maturing March 8, 2020	41,512	41,382,769
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	5,739	5,768,144
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021	44,079	43,499,970
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021	11,300	11,281,637
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	342	339,126
Term Loan, 6.00%, Maturing July 28, 2017	2,232	2,215,059
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019	4,265	4,222,424
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018	22,064	21,771,370
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing September 30, 2021	20,050	20,225,437

		$731,870,613

Cable and Satellite Television — 4.0%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019	2,104	$2,079,716
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019	21,067	20,872,870
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020	15,430	15,214,320
Term Loan, 3.00%, Maturing January 3, 2021	15,935	15,712,987
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018	5,323	5,295,184
CSC Holdings, Inc.
Term Loan, 2.65%, Maturing April 17, 2020	6,091	5,971,477
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020	14,788	14,866,820
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021	6,913	6,780,008
Mediacom Illinois, LLC
Term Loan, 3.12%, Maturing October 23, 2017	2,803	2,787,320
Term Loan, 3.75%, Maturing June 30, 2021	4,850	4,794,429
Numericable U.S. LLC
Term Loan, 4.50%, Maturing May 21, 2020	5,230	5,248,076
Term Loan, 4.50%, Maturing May 21, 2020	6,045	6,066,184

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		10,878	$10,486,392
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,155,267
Virgin Media Bristol LLC
Term Loan, 3.50%, Maturing June 7, 2020		57,475	56,792,484
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	7,079,180
Ziggo B.V.
Term Loan, 2.75%, Maturing January 15, 2022(4)		470	458,096
Term Loan, 2.75%, Maturing January 15, 2022(4)		9,612	9,375,707
Term Loan, 3.00%, Maturing January 15, 2022(4)	EUR	345	426,662
Term Loan, 3.00%, Maturing January 15, 2022(4)	EUR	4,991	6,172,382
Term Loan, 3.00%, Maturing January 15, 2022(4)	EUR	7,061	8,732,356
Term Loan, 3.25%, Maturing January 15, 2022		5,375	5,242,659
Term Loan, 3.25%, Maturing January 15, 2022		9,069	8,846,351
Term Loan, 3.50%, Maturing January 15, 2022	EUR	336	415,532
Term Loan, 3.50%, Maturing January 15, 2022	EUR	3,945	4,878,173
Term Loan, 3.50%, Maturing January 15, 2022	EUR	6,323	7,819,052

			$258,569,684

Chemicals and Plastics — 5.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		10,141	$10,103,304
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,740	3,424,939
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,262	5,242,118
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		20,145	20,122,935
Axalta Coating Systems US Holdings Inc.
Term Loan, 3.75%, Maturing February 1, 2020		32,493	32,025,580
Term Loan, 4.00%, Maturing February 1, 2020	EUR	3,950	4,974,693
AZ Chem US Inc.
Term Loan, 4.50%, Maturing June 12, 2021		6,751	6,752,021
Colouroz Investment 1, GmbH
Term Loan, Maturing September 7, 2021(2)		1,553	1,522,305
Term Loan, Maturing September 7, 2021(2)		9,397	9,208,695
ECO Services Operations LLC
Term Loan, Maturing October 8, 2021(2)		3,800	3,792,875
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		4,950	4,881,937
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		5,325	5,254,002
Gemini HDPE LLC
Term Loan, 4.75%, Maturing August 7, 2021		4,339	4,321,054

23	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		16,075	$15,944,198
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	7,746	9,725,224
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		49,817	49,180,164
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		5,050	5,049,625
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		21,369	20,934,990
Minerals Technologies Inc.
Term Loan, 4.00%, Maturing May 9, 2021		20,152	20,049,065
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		241	242,194
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,135	7,063,940
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		5,375	5,395,156
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		6,881	6,725,689
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		2,000	1,945,600
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,980	2,439,676
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		4,813	4,759,180
Term Loan, 5.52%, Maturing June 8, 2020	CAD	7,189	6,346,881
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		11,583	11,482,115
Solenis International, LP
Term Loan, 4.25%, Maturing July 31, 2021		2,925	2,871,984
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,368	1,372,431
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		9,850	9,634,591
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		38,386	38,055,425
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		36,002	35,821,806
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,504	2,476,227

			$369,142,619

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.5%
Bestway UK Holdco Limited
Term Loan, 5.31%, Maturing September 30, 2021	GBP	2,000	$3,216,732
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		11,139	10,610,243
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	9,454	11,873,886
Spectrum Brands, Inc.
Term Loan, 5.05%, Maturing December 17, 2019	CAD	6,603	5,828,943

			$31,529,804

Containers and Glass Products — 1.3%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		29,686	$29,119,705
Term Loan, 3.75%, Maturing January 6, 2021		29,523	29,077,040
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		4,190	4,144,987
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		6,329	6,296,880
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		16,040	15,974,026
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,238	3,204,399

			$87,817,037

Cosmetics / Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 4.13%, Maturing January 31, 2019		574	$573,965
Term Loan, 4.50%, Maturing September 3, 2021		6,175	6,196,872
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		19,230	19,029,372
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		18,943	17,048,255

			$42,848,464

Drugs — 2.0%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		6,988	$6,893,092
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		8,880	8,924,474
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		3,806	3,767,816
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		7,978	7,996,389
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022		3,250	3,279,793

24	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	25,899	$25,494,505
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019	15,995	15,884,164
Term Loan, 3.50%, Maturing December 11, 2019	19,179	19,031,783
Term Loan, 3.50%, Maturing August 5, 2020	27,304	27,133,833
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017	14,075	13,963,399

		$132,369,248

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	35,273	$34,558,578
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	8,928	9,002,019

		$43,560,597

Electronics / Electrical — 11.4%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	4,096	$4,019,047
Answers Corporation
Term Loan, 6.25%, Maturing September 23, 2021	10,475	10,160,750
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	26,369	26,402,389
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018	14,746	14,976,210
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	64,040	63,925,125
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019	13,344	13,121,855
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	17,150	17,192,875
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	7,487	7,412,501
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	3,375	3,377,811
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	795	795,360
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	16,077	15,323,056
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021	4,937	4,876,376
Dell Inc.
Term Loan, 4.50%, Maturing April 29, 2020	88,563	88,809,328

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		13,728	$13,650,742
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		4,834	4,688,645
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		9,343	9,360,229
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020		6,013	5,926,106
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		7,654	7,692,019
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020		5,661	5,592,684
Term Loan, 5.00%, Maturing January 15, 2021		4,946	4,948,341
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021		43,754	43,626,236
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		13,398	13,398,087
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,160	3,111,468
Term Loan, 3.75%, Maturing June 3, 2020		58,641	57,834,195
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,859	4,812,271
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		5,337	5,336,625
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		36,352	36,438,324
MH Sub I, LLC
Term Loan, 4.00%, Maturing July 8, 2021		550	548,789
Term Loan, 5.00%, Maturing July 8, 2021		7,881	7,862,395
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		6,984	6,893,355
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		14,167	14,048,985
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020		4,300	4,246,250
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		7,313	7,203,551
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		2,450	2,401,000
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		7,475	7,470,648
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	3,020,625
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		54,013	52,514,154
SGMS Escrow Corp.
Term Loan, 6.00%, Maturing October 1, 2021		8,125	7,968,846

25	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Shield Finance Co. S.a.r.l.
Term Loan, 5.25%, Maturing January 27, 2021	EUR	4,478	$5,646,048
Term Loan, 5.00%, Maturing January 29, 2021		6,940	6,940,125
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018		7,212	7,293,514
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021		22,120	21,859,193
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		9,098	9,052,797
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018		7,831	7,775,536
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 22, 2019		8,928	8,816,030
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		7,878	7,884,987
Sybil Software LLC
Term Loan, 4.75%, Maturing March 20, 2020		12,139	12,113,465
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021		7,403	7,354,533
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019		26,446	26,330,289
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021		14,598	14,525,205
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020		7,163	7,086,689

			$743,665,664

Equipment Leasing — 0.6%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021		25,525	$25,432,472
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017		16,500	16,469,062

			$41,901,534

Financial Intermediaries — 4.5%
American Capital, Ltd.
Term Loan, 3.50%, Maturing August 22, 2017		9,244	$9,174,794
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020		6,355	6,301,004
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020		1,500	1,485,000
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018		22,015	21,877,593
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020		16,119	15,725,247

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
First Data Corporation
Term Loan, 3.65%, Maturing March 24, 2017	7,000	$6,956,250
Term Loan, 3.65%, Maturing March 23, 2018	18,280	18,135,739
Term Loan, 3.65%, Maturing September 24, 2018	24,150	23,961,340
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	25,135	24,632,361
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	19,761	19,662,479
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	3,515	3,471,386
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	5,863	5,745,406
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	8,739	8,239,483
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	7,164	7,078,465
Medley LLC
Term Loan, 6.50%, Maturing June 15, 2019	4,685	4,661,801
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	5,263	5,253,071
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	3,175	2,976,329
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	1,741	1,728,147
Term Loan, 6.25%, Maturing September 4, 2018	9,884	9,809,805
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	16,031	15,489,833
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016	10,802	10,357,594
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	6,333	6,313,035
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	16,066	15,724,179
Transfirst Holdings, Inc.
Term Loan, 4.25%, Maturing December 27, 2017	6,887	6,864,755
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	6,302	6,270,863
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	36,580	34,659,900

		$292,555,859

Food Products — 5.4%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	33,847	$33,719,855

26	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
American Seafoods Group LLC
Term Loan, 4.50%, Maturing March 18, 2018		1,420	$1,355,955
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		26,007	25,073,397
Blue Buffalo Company, Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		9,961	9,905,013
Charger OpCo B.V.
Term Loan, 3.50%, Maturing June 30, 2021	EUR	7,025	8,743,587
Term Loan, 3.50%, Maturing July 23, 2021		21,150	20,885,625
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		3,604	3,607,378
CSM Bakery Solutions LLC
Term Loan, 5.00%, Maturing July 3, 2020		1,771	1,758,080
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,187	20,883,831
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		11,935	11,845,301
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		43,877	43,785,762
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		51,936	51,676,434
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		8,781	8,682,090
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,651,713
Term Loan, 3.75%, Maturing September 18, 2020		13,786	13,660,644
Meldrew Participations B.V.
Term Loan, 5.00%, Maturing October 31, 2019	EUR	6,383	7,438,752
Term Loan, 4.50%, (1.50% Cash, 3.00% PIK), Maturing October 31, 2023	EUR	3,989	4,557,571
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	49,010,195
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		5,940	5,836,050
Term Loan, 3.25%, Maturing April 29, 2020		12,434	12,218,582
Regentrealm Limited
Term Loan, 5.00%, Maturing July 29, 2020	GBP	2,775	4,440,709

			$354,736,524

Food Service — 3.5%
Aramark Services, Inc.
Term Loan, 3.66%, Maturing July 26, 2016		441	$438,328
Term Loan, 3.66%, Maturing July 26, 2016		918	912,133
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		2,481	2,478,536

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(3)		265	$212,360
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		10,976	10,972,521
Term Loan - Second Lien, Maturing September 4, 2015(2)		10,140	10,138,986
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		10,124	9,811,968
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		4,555	4,520,670
Darling International Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	9,502	11,883,930
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		42,969	42,228,217
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		17,860	17,832,412
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,623	13,043,941
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,785	6,559,929
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,827	1,802,517
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		57,947	57,862,710
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		44,930	34,900,928

			$225,600,086

Food / Drug Retailers — 3.0%
Albertson’s Holdings LLC
Term Loan, 4.00%, Maturing August 25, 2019		21,325	$21,309,454
Term Loan, 4.50%, Maturing August 25, 2021		8,525	8,536,244
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019		26,764	26,730,889
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		33,004	32,281,925
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		10,350	10,246,500
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		1,691	1,696,839
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		41,240	40,913,345
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		25,291	25,469,734

27	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		29,982	$29,618,594

			$196,803,524

Forest Products — 0.1%
SIG Euro Holdings AG & Co. KG
Term Loan, 4.25%, Maturing December 2, 2018	EUR	2,702	$3,393,732

			$3,393,732

Health Care — 12.6%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		10,250	$10,202,932
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		23,107	23,052,407
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		17,394	17,187,024
Amneal Pharmaceuticals LLC
Term Loan, 4.75%, Maturing November 1, 2019		9,162	9,153,905
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		23,436	23,523,798
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		6,293	6,301,002
Biomet Inc.
Term Loan, 3.65%, Maturing July 25, 2017		40,867	40,790,302
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		3,003	3,020,508
Term Loan, 6.50%, Maturing July 31, 2020		5,005	5,034,180
BSN Medical Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,664	4,655,084
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,611	1,603,033
CHG Healthcare Services Inc.
Term Loan, 4.25%, Maturing November 19, 2019		14,565	14,505,768
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		47,118	47,220,933
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		3,300	3,281,105
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		9,625	9,528,750
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		22,693	22,508,743
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		18,373	18,320,884

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Drumm Investors LLC
Term Loan, 6.75%, Maturing May 4, 2018		5,825	$5,881,162
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		41,971	41,728,334
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		4,891	4,866,903
Term Loan, 4.75%, Maturing August 30, 2020	EUR	700	881,185
Term Loan, 4.75%, Maturing August 30, 2020	EUR	2,300	2,897,063
Term Loan, 4.25%, Maturing August 31, 2020		16,249	16,167,279
Generale De Sante
Term Loan, 3.51%, Maturing July 29, 2020	EUR	3,000	3,768,067
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		21,091	21,156,533
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.15%, Maturing February 27, 2021		44,814	44,288,986
HCA, Inc.
Term Loan, 2.98%, Maturing May 1, 2018		18,681	18,615,046
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		21,313	21,333,260
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		12,851	12,778,497
Term Loan, 7.75%, Maturing May 15, 2018		10,527	10,430,437
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		15,362	14,966,494
Term Loan, 4.50%, Maturing March 11, 2021	EUR	1,446	1,807,087
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		15,661	15,523,718
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		33,504	33,315,930
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		8,091	7,787,753
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		9,889	9,810,450
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		1,783	1,771,915
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		21,721	21,761,289
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		7,302	7,246,975
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		5,309	5,255,419
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021		5,418	5,383,889
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		25,452	25,516,055

28	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	18,396	$18,378,543
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	30,270	29,958,227
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	41,958	41,711,708
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	16,781	16,612,695
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018	14,039	13,898,210
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	4,464	4,472,182
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	7,274	7,253,028
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	13,355	13,365,425
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018	8,825	8,758,813
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 12, 2020	11,252	11,174,970
TriZetto Corporation
Term Loan, 4.75%, Maturing May 2, 2018	15,768	15,777,717
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	10,863	10,632,044
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	14,438	14,356,968

		$821,180,614

Home Furnishings — 0.8%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021	2,463	$2,410,806
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	34,564	34,299,678
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	17,402	17,195,709

		$53,906,193

Industrial Equipment — 3.7%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018	7,304	$7,243,441
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	45,450	43,177,765
Delachaux S.A.
Term Loan, Maturing September 25, 2021(2)	5,350	5,370,063

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		11,571	$11,595,102
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		2,605	2,598,799
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		4,200	4,198,690
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		14,449	14,254,134
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,292	4,128,741
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		24,888	24,503,479
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		6,750	6,615,000
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021		2,129	2,087,274
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		16,280	15,873,125
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		6,425	6,404,922
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		10,627	10,620,493
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		34,855	34,397,739
Signode Industrial Group US Inc.
Term Loan, 4.00%, Maturing May 1, 2021		11,493	11,305,838
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019		9,622	9,469,470
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 21, 2021		3,085	3,081,126
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		13,808	13,648,563
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		4,386	4,353,359
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021		4,378	4,343,799

			$239,270,922

Insurance — 4.1%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		17,401	$17,161,621
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		31,564	31,557,154
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		4,565	4,525,378

29	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019	91,676	$91,811,766
Term Loan, 4.25%, Maturing July 8, 2020	4,354	4,299,341
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	10,675	10,871,826
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	10,433	9,441,842
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	20,924	20,779,795
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	10,966	10,746,380
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	6,266	6,279,619
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	28,879	28,510,920
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	32,553	32,227,185

		$268,212,827

Leisure Goods / Activities / Movies — 3.6%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	23,865	$23,554,423
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	11,522	11,493,478
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	20,906	20,582,328
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	9,939	9,868,166
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing July 25, 2020	224	223,476
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	8,190	8,189,745
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	12,454	12,344,584
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	2,677	2,664,543
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	6,624	6,562,162
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	12,842	12,689,639
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.41%, Maturing June 28, 2019	7,421	7,397,238
Nord Anglia Education Finance LLC
Term Loan, 4.50%, Maturing March 31, 2021	8,928	8,849,508

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		8,871	$8,751,876
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		21,989	21,098,727
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018(3)		882	61,732
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		18,252	17,978,411
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		2,980	2,974,362
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020		11,538	9,614,840
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		8,135	7,993,000
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		7,200	7,164,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		19,206	18,633,815
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020		14,337	14,008,135

			$232,698,188

Lodging and Casinos — 3.8%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		2,376	$2,376,676
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		26,475	26,309,531
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		7,150	7,227,456
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,909	3,881,382
Caesars Entertainment Operating Company
Term Loan, 6.99%, Maturing March 1, 2017		13,723	12,329,630
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		7,229	7,196,125
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,842	1,855,815
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 28, 2018	GBP	25,725	41,059,045
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,295	1,307,355
Term Loan, 5.50%, Maturing November 21, 2019		3,022	3,050,495
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		55,541	55,072,192

30	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing April 14, 2021	6,675	$6,629,106
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	32,093	31,756,666
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	6,244	6,183,263
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019	3,064	3,025,725
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020	33,745	33,655,373
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020	1,997	1,962,335

		$244,878,170

Nonferrous Metals / Minerals — 2.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	18,572	$16,188,763
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	31,175	27,690,039
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	17,313	17,281,009
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	15,049	14,936,505
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	6,178	6,027,693
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	16,801	16,666,461
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	3,633	3,587,402
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	6,400	6,272,000
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	3,990	3,995,306
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	1,250	1,237,500
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	19,269	16,715,573

		$130,598,251

Oil and Gas — 4.8%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	27,342	$27,248,471
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	10,375	10,426,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	20,147	$20,134,611
Citgo Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	9,450	9,463,778
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	5,981	5,983,920
Drillships Ocean Ventures Inc.
Term Loan, 5.50%, Maturing July 25, 2021	10,175	9,792,956
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	18,325	18,078,767
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	9,237	9,054,302
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	6,050	5,847,325
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	10,124	9,839,384
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	38,542	37,953,960
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	4,110	4,089,443
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	8,225	7,690,375
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	7,680	7,661,206
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	16,275	15,135,750
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	39,920	37,888,603
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	346	332,897
Term Loan, 4.25%, Maturing December 16, 2020	927	892,615
Term Loan, 4.25%, Maturing December 16, 2020	6,667	6,416,739
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,354	1,312,700
Term Loan, 4.25%, Maturing October 1, 2019	2,217	2,149,129
Term Loan, 4.25%, Maturing October 1, 2019	16,731	16,218,836
Tallgrass Operations, LLC
Term Loan, 3.75%, Maturing November 13, 2017	6,174	6,152,299
Term Loan, 4.25%, Maturing November 13, 2018	13,363	13,334,691
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	28,750	27,965,339

		$311,064,971

31	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing — 3.2%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019		5,491	$5,499,381
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019		12,927	13,000,029
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		62,776	59,264,778
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		16,334	16,354,480
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		50,581	48,936,694
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		4,194	4,207,947
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		10,067	10,023,393
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		5,097	5,119,725
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		3,010	2,970,370
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(16)		1,338	1,106,834
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019		5,396	5,402,244
ProQuest LLC
Term Loan, Maturing October 24, 2021(2)		5,400	5,401,123
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		12,826	12,849,811
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 16, 2021	EUR	1,980	2,480,619
Term Loan, 4.75%, Maturing August 16, 2021		7,405	7,361,984
Trader Media Corporation Limited
Term Loan, 4.75%, Maturing June 8, 2017	GBP	5,625	8,960,820

			$208,940,232

Radio and Television — 2.8%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		4,200	$4,189,500
Block Communications, Inc.
Term Loan, Maturing October 21, 2021(2)		2,150	2,151,344
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016		67	66,969
Term Loan, 6.90%, Maturing January 30, 2019		17,994	17,044,985
Term Loan, 7.65%, Maturing July 30, 2019		2,571	2,491,360
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		41,345	40,812,644

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		4,627	$4,627,067
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		15,028	14,652,300
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		2,843	2,817,408
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		1,834	1,826,965
LIN Television Corporation
Term Loan, 4.00%, Maturing December 21, 2018		7,296	7,268,166
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		6,436	6,347,142
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		7,298	7,197,759
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,822	3,850,236
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		2,474	2,454,949
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		4,393	4,286,576
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		9,246	9,138,025
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,523	14,295,794
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		9,350	9,258,315
Term Loan, 4.00%, Maturing March 1, 2020		25,055	24,838,796

			$179,616,300

Retailers (Except Food and Drug) — 7.3%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		25,542	$25,358,511
B&M Retail Limited
Term Loan, 4.32%, Maturing May 21, 2019	GBP	3,750	5,920,892
Term Loan, 4.32%, Maturing April 28, 2020	GBP	3,000	4,768,507
B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing October 27, 2021		61,050	61,096,642
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		22,765	22,523,453
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		38,609	37,826,697
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		11,370	11,107,419
Douglas Holding AG
Term Loan, 3.95%, Maturing December 12, 2019	EUR	4,200	5,278,268
Term Loan, 4.31%, Maturing June 12, 2020	EUR	1,700	2,135,681

32	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		6,142	$6,111,524
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,616	10,628,895
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		30,069	30,158,024
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		27,039	26,221,191
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		18,620	17,922,112
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		13,875	13,857,656
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		21,301	20,974,470
Term Loan, 4.00%, Maturing January 28, 2020		9,875	9,764,153
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		37,838	37,304,029
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		20,964	20,583,756
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		1,965	1,957,631
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		9,722	9,654,608
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		9,303	7,907,763
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		5,337	5,296,600
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing October 1, 2021		18,975	19,031,337
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		5,298	5,192,408
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		28,439	28,202,281
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		16,756	15,970,324
Vivarte SA
Term Loan, 5.01%, (1.26% Cash, 3.75% PIK), Maturing October 29, 2020(13)	EUR	4,204	4,691,879
Term Loan, 11.01%, (4.01% Cash, 7.00% PIK), Maturing July 24, 2019(15)	EUR	2,782	3,628,344
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		3,289	3,108,191

			$474,183,246

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel — 2.2%
Essar Steel Algoma, Inc.
Term Loan, 10.25%, Maturing November 15, 2014		6,226	$6,248,107
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		78,513	76,732,624
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		8,158	8,141,043
Term Loan, 5.00%, Maturing June 30, 2017	GBP	3,940	6,300,653
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		10,912	10,787,007
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		6,529	6,501,429
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		11,736	11,403,788
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		16,170	16,143,137

			$142,257,788

Surface Transport — 0.9%
Hertz Corporation (The)
Term Loan, 1.88%, Maturing March 11, 2018		9,600	$9,552,000
Term Loan, 3.00%, Maturing March 11, 2018		14,126	13,784,180
Term Loan, 3.75%, Maturing March 12, 2018		15,548	15,416,883
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		17,761	17,494,339

			$56,247,402

Telecommunications — 2.7%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		70,100	$69,661,875
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020		10,973	10,975,934
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021		29,668	29,198,390
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		12,408	12,291,667
Term Loan, 4.00%, Maturing April 23, 2019		21,114	20,797,377
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		31,727	31,323,657

			$174,248,900

Utilities — 2.2%
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020		7,085	$6,899,323
Term Loan, 3.25%, Maturing January 31, 2022		4,702	4,584,398

33	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	4,639	$4,609,986
Term Loan, 4.00%, Maturing April 1, 2018	14,244	14,172,834
Term Loan, 4.00%, Maturing October 9, 2019	12,838	12,726,669
Term Loan, 4.00%, Maturing October 30, 2020	3,350	3,319,480
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	13,569	13,509,459
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	5,118	5,101,791
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	3,766	3,772,623
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	8,931	8,899,837
Term Loan, 4.25%, Maturing December 31, 2019	5,857	5,836,990
Granite Acquisition Inc.
Term Loan, Maturing October 15, 2021(2)	1,008	1,012,745
Term Loan, Maturing October 15, 2021(2)	22,917	23,016,927
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	3,964	3,946,584
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	302	295,624
Term Loan, 4.25%, Maturing May 6, 2020	5,664	5,536,342
Southcross Holdings Borrower LP
Term Loan, 6.00%, Maturing August 4, 2021	3,865	3,829,075
TerraForm Power Operating, LLC
Term Loan, 4.75%, Maturing July 23, 2019	2,269	2,274,986
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	12,625	12,664,453
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	3,796	3,774,958
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	3,000	2,967,501

		$142,752,585

Total Senior Floating-Rate Interests (identified cost $7,937,616,564)		$7,799,621,780

Corporate Bonds & Notes — 4.9%

Building and Development — 0.0%(6)
Calcipar SA
6.875%, 5/1/18(7)	1,000	$1,040,000

		$1,040,000

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.5%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		4,000	$4,190,000
5.625%, 4/15/23(7)	EUR	5,000	6,821,836
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		5,050	5,264,625
6.00%, 4/15/21(7)	GBP	5,175	8,693,200
5.50%, 1/15/25(7)		5,875	6,080,625

			$31,050,286

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		9,500	$9,547,500
Ineos Finance PLC
7.25%, 2/15/19(7)(8)	EUR	3,000	3,872,234
8.375%, 2/15/19(7)		3,800	4,089,750
7.50%, 5/1/20(7)		2,375	2,550,156
Polymer Group, Inc.
7.75%, 2/1/19		2,250	2,351,250
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		11,115	11,781,900

			$34,192,790

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$21,291,875
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		1,850	1,914,750
3.582%, 10/15/20(7)(8)	EUR	3,000	3,985,619

			$27,192,244

Diversified Financial Services — 0.1%
KION Finance SA
6.75%, 2/15/20(7)	EUR	3,000	$4,048,928

			$4,048,928

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(7)		3,000	$2,895,000
9.00%, 11/15/18(7)	CAD	4,500	3,872,943

			$6,767,943

34	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 0.1%
Trionista Holdco GmbH
5.00%, 4/30/20(7)	EUR	3,000	$3,899,678

			$3,899,678

Entertainment — 0.2%
Vougeot Bidco PLC
5.332%, 7/15/20(7)(8)	EUR	6,875	$8,490,484
7.875%, 7/15/20(7)	GBP	3,500	5,641,280

			$14,131,764

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(7)		750	$798,750
7.125%, 9/1/18(7)		750	851,250

			$1,650,000

Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(7)		2,500	$2,656,250
6.75%, 11/1/20(7)		1,674	1,795,365

			$4,451,615

Food Products — 0.6%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		14,000	$14,122,500
HJ Heinz Co.
4.25%, 10/15/20		10,000	10,123,000
Picard Groupe SA
4.336%, 8/1/19(7)(8)	EUR	4,000	5,028,140
Stretford 79 PLC
4.81%, 7/15/20(7)(8)	GBP	5,425	7,819,563
6.25%, 7/15/21(7)	GBP	3,925	5,305,607

			$42,398,810

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$18,999,562
5.125%, 8/1/21		13,150	13,807,500
HCA, Inc.
4.75%, 5/1/23		4,650	4,737,188
inVentiv Health, Inc.
9.00%, 1/15/18(7)		6,275	6,541,687

Security		Principal Amount* (000’s omitted)	Value

Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	$13,468,750
4.375%, 10/1/21		6,225	6,217,219

			$63,771,906

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(9)		224	$159,009

			$159,009

Insurance — 0.3%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		3,000	$3,202,500
Galaxy Bidco, Ltd.
5.56%, 11/15/19(7)(8)(9)	GBP	2,500	3,923,265
Towergate Finance PLC
6.053%, 2/15/18(7)(8)	GBP	7,375	9,910,145

			$17,035,910

Leisure Goods / Activities / Movies — 0.1%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)		2,000	$2,060,000
National CineMedia, LLC
6.00%, 4/15/22		4,200	4,273,500

			$6,333,500

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		5,550	$4,190,250
9.00%, 2/15/20		2,500	1,900,000
9.00%, 2/15/20		6,350	4,794,250

			$10,884,500

Oil and Gas — 0.1%
Citgo Petroleum Corp.
6.25%, 8/15/22(7)		6,700	$6,850,750

			$6,850,750

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		1,709	$1,733,567
Univision Communications, Inc.
6.75%, 9/15/22(7)		3,075	3,428,625

			$5,162,192

35	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications — 0.3%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,175,000
Virgin Media Secured Finance PLC
5.50%, 1/15/25(7)	GBP	3,000	4,885,485
Wind Acquisition Finance SA
5.338%, 4/30/19(7)(8)	EUR	4,825	6,082,728
6.50%, 4/30/20(7)		3,150	3,287,813
4.082%, 7/15/20(7)	EUR	4,700	5,814,710

			$22,245,736

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(7)		2,000	$2,165,000
7.875%, 1/15/23(7)		6,294	7,002,075
5.875%, 1/15/24(7)		5,000	5,400,000

			$14,567,075

Total Corporate Bonds & Notes (identified cost $318,464,914)			$317,834,636

Asset-Backed Securities — 0.8%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO XIV, Series 2013-14A, Class C1, 3.081%, 4/15/25(7)(8)		$2,400	$2,308,392
Apidos CLO XIV, Series 2013-14A, Class D, 3.731%, 4/15/25(7)(8)		3,000	2,838,156
Apidos CLO XIV, Series 2013-14A, Class E, 4.631%, 4/15/25(7)(8)		1,500	1,303,392
Apidos CLO XVII, Series 2014-17A, Class B, 3.078%, 4/17/26(7)(8)		3,000	2,880,267
Apidos CLO XVII, Series 2014-17A, Class C, 3.528%, 4/17/26(7)(8)		1,500	1,383,327
Apidos CLO XVII, Series 2014-17A, Class D, 4.978%, 4/17/26(7)(8)		1,500	1,323,588
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 2.978%, 10/17/24(7)(8)		2,000	1,911,904
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.728%, 10/17/24(7)(8)		2,000	1,875,118
Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.128%, 10/17/24(7)(8)		2,000	1,792,112
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 2.978%, 7/17/25(7)(8)		2,000	1,932,674
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.678%, 7/17/25(7)(8)		1,670	1,584,068

Security	Principal Amount (000’s omitted)	Value

Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.478%, 7/17/25(7)(8)	$1,670	$1,484,179
Babson CLO, Ltd., Series 2013-IA, Class C, 2.931%, 4/20/25(7)(8)	3,150	3,048,655
Babson CLO, Ltd., Series 2013-IA, Class D, 3.731%, 4/20/25(7)(8)	2,475	2,359,383
Babson CLO, Ltd., Series 2013-IA, Class E, 4.631%, 4/20/25(7)(8)	1,500	1,336,892
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.334%, 7/15/26(7)(8)	2,175	2,136,242
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.334%, 7/15/26(7)(8)	2,175	1,954,048
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.881%, 7/15/25(7)(8)	2,000	1,920,954
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.631%, 7/15/25(7)(8)	2,000	1,891,018
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.831%, 7/15/25(7)(8)	1,600	1,431,906
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.331%, 7/20/26(7)(8)	1,750	1,723,251
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.731%, 7/20/26(7)(8)	1,750	1,667,573
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.331%, 7/20/26(7)(8)	1,750	1,604,167
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.931%, 4/20/25(7)(8)	2,625	2,536,574
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.731%, 4/20/25(7)(8)	2,900	2,762,566
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.978%, 7/17/25(7)(8)	1,500	1,450,248
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.578%, 7/17/25(7)(8)	1,500	1,397,277
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.728%, 7/17/25(7)(8)	1,800	1,576,558

Total Asset-Backed Securities (identified cost $55,120,088)		$53,414,489

Common Stocks — 0.2%

Security	Shares	Value

Aerospace and Defense — 0.0%(6)
IAP Worldwide Services, LLC(3)(9)	168	$159,671

		$159,671

Automotive — 0.1%
Dayco Products, LLC(9)	48,926	$2,580,847

		$2,580,847

36	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Food Products — 0.0%
Staunton Luxco S.C.A.(3)(9)	75,000	$0
Staunton Topco, Ltd.(3)(9)	90,956	0

		$0

Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(3)(9)(10)	105,043	$43,068

		$43,068

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(3)(9)(10)	162,236	$374,713
Sanitec Europe Oy E Units(3)(9)(10)	154,721	0
Sanitec Europe Oy E1 Units(3)(9)(10)	222,411	513,697

		$888,410

Investment Services — 0.0%
Safelite Realty Corp.(3)(10)(11)	20,048	$0

		$0

Lodging and Casinos — 0.0%(6)
Affinity Gaming, LLC(3)(9)(10)	167,709	$1,593,233
Tropicana Entertainment, Inc.(9)(10)	40,751	654,053

		$2,247,286

Publishing — 0.1%
ION Media Networks, Inc.(3)(9)(10)	13,247	$4,452,979
MediaNews Group, Inc.(9)(10)	66,239	2,207,961

		$6,660,940

Total Common Stocks (identified cost $4,735,931)		$12,580,222

Preferred Stocks — 0.0%

Security	Shares	Value

Food Products — 0.0%
Staunton Luxco S.C.A.(3)(9)	7,580	$0

		$0

Total Preferred Stocks (identified cost $0)		$0

Warrants — 0.0%

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco(3)(9)(10)	182,939	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(12)	$109,039	$109,038,911

Total Short-Term Investments (identified cost $109,038,911)		$109,038,911

Total Investments — 127.6% (identified cost $8,424,976,408)		$8,292,490,038

Less Unfunded Loan Commitments — (0.4)%		$(28,640,444)

Net Investments — 127.2% (identified cost $8,396,335,964)		$8,263,849,594

Other Assets, Less Liabilities — (27.2)%		$(1,766,099,002)

Net Assets — 100.0%		$6,497,750,592

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
PIK	–	Payment in Kind

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

37	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Portfolio of Investments — continued

(2)	This Senior Loan will settle after October 31, 2014, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Amount is less than 0.05%.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $239,697,804 or 3.7% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2014.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

(11)	Restricted security (see Note 5).

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014.

(13)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(14)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(15)	Includes new money preferred shares that trade with the loan.

(16)	The issuer is in default on the payment of principal but continues to pay interest.

38	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Statement of Assets and Liabilities

Assets	October 31, 2014
Unaffiliated investments, at value (identified cost, $8,287,297,053)	$8,154,810,683
Affiliated investment, at value (identified cost, $109,038,911)	109,038,911
Cash	22,335,755
Restricted cash*	1,800,000
Foreign currency, at value (identified cost, $20,010,339)	20,001,525
Interest and dividends receivable	32,470,767
Interest receivable from affiliated investment	22,067
Receivable for investments sold	129,790,707
Receivable for open forward foreign currency exchange contracts	9,351,389
Prepaid expenses	289,393
Total assets	$8,479,911,197

Liabilities
Notes payable	$1,900,000,000
Cash collateral due to brokers	1,800,000
Payable for investments purchased	75,055,183
Payable to affiliates:
Investment adviser fee	2,988,778
Trustees’ fees	5,666
Accrued expenses	2,310,978
Total liabilities	$1,982,160,605
Net Assets applicable to investors’ interest in Portfolio	$6,497,750,592

Sources of Net Assets
Investors’ capital	$6,619,514,523
Net unrealized depreciation	(121,763,931)
Total	$6,497,750,592

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

39	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Statement of Operations

Investment Income	Year Ended October 31, 2014
Interest and other income (net of foreign taxes, $10,097)	$415,517,459
Dividends	1,820,496
Interest allocated from affiliated investment	125,716
Expenses allocated from affiliated investment	(14,494)
Total investment income	$417,449,177

Expenses
Investment adviser fee	$37,557,366
Trustees’ fees and expenses	68,000
Custodian fee	2,014,905
Legal and accounting services	546,375
Interest expense and fees	20,175,950
Miscellaneous	272,022
Total expenses	$60,634,618
Deduct —
Reduction of custodian fee	$305
Total expense reductions	$305

Net expenses	$60,634,313

Net investment income	$356,814,864

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$11,305,765
Investment transactions allocated from affiliated investment	785
Foreign currency and forward foreign currency exchange contract transactions	5,040,425
Net realized gain	$16,346,975
Change in unrealized appreciation (depreciation) —
Investments	$(177,347,105)
Foreign currency and forward foreign currency exchange contracts	14,654,577
Net change in unrealized appreciation (depreciation)	$(162,692,528)

Net realized and unrealized loss	$(146,345,553)

Net increase in net assets from operations	$210,469,311

40	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$356,814,864	$252,411,204
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	16,346,975	12,849,518
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(162,692,528)	19,756,572
Net increase in net assets from operations	$210,469,311	$285,017,294
Capital transactions —
Contributions	$923,766,018	$3,754,947,379
Withdrawals	(1,750,161,361)	(168,069,419)
Net increase (decrease) in net assets from capital transactions	$(826,395,343)	$3,586,877,960

Net increase (decrease) in net assets	$(615,926,032)	$3,871,895,254

Net Assets
At beginning of year	$7,113,676,624	$3,241,781,370
At end of year	$6,497,750,592	$7,113,676,624

41	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Statement of Cash Flows

Cash Flows From Operating Activities	Year Ended October 31, 2014
Net increase in net assets from operations	$210,469,311
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(3,669,951,251)
Investments sold and principal repayments	3,658,022,949
Increase in short-term investments, net	(107,809,375)
Net amortization/accretion of premium (discount)	(2,774,327)
Decrease in restricted cash	15,690,986
Increase in dividends and interest receivable	(2,097,339)
Increase in interest receivable from affiliated investment	(17,459)
Increase in receivable for open forward foreign currency exchange contracts	(7,715,685)
Increase in prepaid expenses	(69,243)
Decrease in payable for open forward foreign currency exchange contracts	(5,229,761)
Increase in payable for cash collateral due to broker	1,800,000
Increase in payable to affiliate for investment adviser fee	89,653
Decrease in payable to affiliate for Trustees’ fees	(1)
Increase in accrued expenses	580,143
Increase in unfunded loan commitments	11,216,037
Net change in unrealized (appreciation) depreciation from investments	177,347,105
Net realized gain from investments	(11,305,765)
Return of capital distributions from investments	3,786,788
Net cash provided by operating activities	$272,032,766

Cash Flows From Financing Activities
Proceeds from capital contributions	$923,766,018
Payments for capital withdrawals	(1,750,161,361)
Proceeds from notes payable	1,200,000,000
Repayment of notes payable	(675,000,000)
Net cash used in financing activities	$(301,395,343)

Net decrease in cash*	$(29,362,577)

Cash at beginning of year(1)	$71,699,857

Cash at end of year(1)	$42,337,280

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$19,497,521

(1)	Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $48,520.

42	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.55%	0.52%	0.61%	0.65%	0.72%
Interest and fee expense	0.27%	0.22%	0.34%	0.39%	0.56%
Total expenses	0.82%	0.74%	0.95%	1.04%	1.28%
Net investment income	4.80%	4.97%	5.73%	5.31%	5.15%
Portfolio Turnover	38%	29%	37%	59%	37%

Total Return	2.84%	6.25%	9.94%	5.54%	14.14%

Net assets, end of year (000’s omitted)	$6,497,751	$7,113,677	$3,241,781	$1,645,880	$1,347,695

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

43	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2014, Eaton Vance Floating-Rate Advantage Fund and Eaton Vance Short Duration Strategic Government Income Fund held an interest of 99.8% and 0.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of

44

Senior Debt Portfolio

October 31, 2014

Notes to Financial Statements — continued

security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest

45

Senior Debt Portfolio

October 31, 2014

Notes to Financial Statements — continued

on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion and 0.375% over $10 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the year ended October 31, 2014, the Portfolio’s investment adviser fee totaled $37,557,366 or 0.50% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $3,453,957,065 and $3,762,381,439, respectively, for the year ended October 31, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,396,769,817

Gross unrealized appreciation	$30,846,778
Gross unrealized depreciation	(163,767,001)

Net unrealized depreciation	$(132,920,223)

5  Restricted Securities

At October 31, 2014, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	$0	$0

Total Common Stocks			$0	$0

46

Senior Debt Portfolio

October 31, 2014

Notes to Financial Statements — continued

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

11/28/14	British Pound Sterling 1,990,000	United States Dollar 3,210,531	Goldman Sachs International	$ 27,748	$ —	$ 27,748
11/28/14	British Pound Sterling 20,248,561	United States Dollar 33,571,608	JPMorgan Chase Bank, N.A.	1,186,292	—	1,186,292
11/28/14	Canadian Dollar 24,243,114	United States Dollar 22,285,961	JPMorgan Chase Bank, N.A.	788,915	—	788,915
11/28/14	Euro 62,529,840	United States Dollar 82,527,195	Goldman Sachs International	4,155,915	—	4,155,915
12/31/14	British Pound Sterling 33,008,333	United States Dollar 53,746,313	Goldman Sachs International	966,601	—	966,601
12/31/14	Euro 70,314,483	United States Dollar 89,274,783	HSBC Bank USA, N.A.	1,127,881	—	1,127,881
1/30/15	British Pound Sterling 28,353,762	United States Dollar 45,722,710	HSBC Bank USA, N.A.	397,222	—	397,222
1/30/15	Euro 60,346,249	United States Dollar 76,368,480	State Street Bank and Trust Company	700,815	—	700,815

				$9,351,389	$ —	$9,351,389

At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2014, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

47

Senior Debt Portfolio

October 31, 2014

Notes to Financial Statements — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at October 31, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as level 2 in the fair value hierarchy (see Note 10) at October 31, 2014.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$9,351,389	(1)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets as of October 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$5,150,264	$—	$(5,150,264)	$—	$—
HSBC Bank USA, N.A.	1,525,103	—	(1,525,103)	—	—
JPMorgan Chase Bank N.A.	1,975,207	—	—	(1,800,000)	175,207
State Street Bank and Trust Company	700,815	—	—	—	700,815

	$9,351,389	$—	$(6,675,367)	$(1,800,000)	$876,022

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$7,840,649	(1)	$12,945,446	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the year ended October 31, 2014, which is indicative of the volume of this derivative type, was approximately $635,470,000.

48

Senior Debt Portfolio

October 31, 2014

Notes to Financial Statements — continued

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $2.5 billion ($2.315 billion prior to June 9, 2014, $2.215 billion prior to March 19, 2014 and $1.7 billion prior to November 11, 2013) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement in effect through March 17, 2015, the Portfolio also pays a program fee of 0.80% per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the amount of the facility. Program and commitment fees for the year ended October 31, 2014 totaled $16,840,993 and are included in interest expense in the Statement of Operations. At October 31, 2014, the Portfolio had borrowings outstanding under the Agreement of $1,900,000,000 at an interest rate of 0.21%. The carrying amount of the borrowings at October 31, 2014 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2014. For the year ended October 31, 2014, the average borrowings under the Agreement and the average interest rate (excluding fees) were $1,638,972,603 and 0.20%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

49

Senior Debt Portfolio

October 31, 2014

Notes to Financial Statements — continued

At October 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$7,769,665,160	$1,316,176	$7,770,981,336
Corporate Bonds & Notes	—	317,675,627	159,009	317,834,636
Asset-Backed Securities	—	53,414,489	—	53,414,489
Common Stocks	654,053	4,788,808	7,137,361	12,580,222
Preferred Stocks	—	—	—	—
Warrants	—	—	—	—
Short-Term Investments	—	109,038,911	—	109,038,911

Total Investments	$654,053	$8,254,582,995	$8,612,546	$8,263,849,594

Forward Foreign Currency Exchange Contracts	$—	$9,351,389	$—	$9,351,389

Total	$654,053	$8,263,934,384	$8,612,546	$8,273,200,983

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2014 is not presented. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

50

Senior Debt Portfolio

October 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Senior Debt Portfolio:

We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2014, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2014, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of October 31, 2014, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2014

51

Eaton Vance Floating-Rate Advantage Fund

Senior Debt Portfolio

October 31, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Floating-Rate Advantage Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	658,659,523	5,726,392
Cynthia E. Frost	658,133,372	6,252,543
George J. Gorman	658,539,608	5,846,306
Valerie A. Mosley	657,843,001	6,542,913
Harriett Tee Taggart	657,885,827	6,500,087

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

Senior Debt Portfolio

Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Scott E. Eston	99.13%	0.87%
Cynthia E. Frost	99.05%	0.95%
George J. Gorman	99.11%	0.89%
Valerie A. Mosley	99.01%	0.99%
Harriett Tee Taggart	99.01%	0.99%

52

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Senior Debt Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

53

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Scott H. Page 1959	President of the Portfolio	1996	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

54

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2014

Management and Organization — continued

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

55

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

56

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232 10.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/13	10/31/14
Audit Fees	$120,160	$124,377
Audit-Related Fees(1)	$18,000	$0
Tax Fees(2)	$20,510	$21,380
All Other Fees(3)	$0	$0

Total	$158,670	$145,757

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s revolving credit agreement.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/13	10/31/14
Registrant	$38,510	$21,380
Eaton Vance(1)	$526,385	$99,750

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President
Date:	December 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer
Date:	December 11, 2014
By:	/s/ Scott H. Page
Scott H. Page
President
Date:	December 11, 2014